Earnings per share (EPS) (Tables)	12 Months Ended
Mar. 31, 2020
Earnings per share [abstract]
Schedule of earnings per share
(a) Basic EPS

	Earnings	EPS	Earnings	EPS	Earnings	EPS
	2020	2020	2019	2019	2018	2018
	£m	pence	£m	pence	£m	pence
Adjusted earnings from continuing operations	1,912	55.2	1,998	59.0	1,915	55.3
Exceptional items and remeasurements after tax from continuing operations	(639)	(18.4)	(499)	(14.7)	1,633	47.2
Earnings from continuing operations	1,273	36.8	1,499	44.3	3,548	102.5
Adjusted earnings from discontinued operations	5	0.2	57	1.7	145	4.2
Exceptional items and remeasurements after tax from discontinued operations	(14)	(0.5)	(45)	(1.4)	(143)	(4.1)
Earnings from discontinued operations	(9)	(0.3)	12	0.3	2	0.1
Total adjusted earnings	1,917	55.4	2,055	60.7	2,060	59.5
Total exceptional items and remeasurements after tax (including discontinued operations)	(653)	(18.9)	(544)	(16.1)	1,490	43.1
Total earnings	1,264	36.5	1,511	44.6	3,550	102.6

		2020		2019		2018
		millions		millions		millions
Weighted average number of ordinary shares – basic		3,461		3,386		3,461
(b) Diluted EPS

	Earnings	EPS	Earnings	EPS	Earnings	EPS
	2020	2020	2019	2019	2018	2018
	£m	pence	£m	pence	£m	pence
Adjusted earnings from continuing operations	1,912	55.0	1,998	58.8	1,915	55.1
Exceptional items and remeasurements after tax from continuing operations	(639)	(18.4)	(499)	(14.7)	1,633	47.0
Earnings from continuing operations	1,273	36.6	1,499	44.1	3,548	102.1
Adjusted earnings from discontinued operations	5	0.1	57	1.7	145	4.2
Exceptional items and remeasurements after tax from discontinued operations	(14)	(0.4)	(45)	(1.4)	(143)	(4.2)
Earnings from discontinued operations	(9)	(0.3)	12	0.3	2	—
Total adjusted earnings	1,917	55.1	2,055	60.5	2,060	59.3
Total exceptional items and remeasurements after tax (including discontinued operations)	(653)	(18.8)	(544)	(16.1)	1,490	42.8
Total earnings	1,264	36.3	1,511	44.4	3,550	102.1

		2020		2019		2018
		millions		millions		millions
Weighted average number of ordinary shares – diluted		3,478		3,401		3,476

(c) Reconciliation of basic to diluted average number of shares

	2020	2019	2018
	millions	millions	millions
Weighted average number of ordinary shares – basic	3,461	3,386	3,461
Effect of dilutive potential ordinary shares – employee share plans	17	15	15
Weighted average number of ordinary shares – diluted	3,478	3,401	3,476